Provision In Lieu Of Income Taxes (Narrative) (Details) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
	Dec. 22, 2017	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
U.S. federal statutory rate		21.00%		35.00%	35.00%	35.00%
Re-measurement of liability in lieu of deferred income taxes	$ 1,600			$ 21
Increase (decrease) in liability for deferred income taxes	$ 3
Net liability in lieu of deferred income taxes				1,517	$ 2,788
Uncertain tax positions related to timing of recognition					3	$ 3
Accrued interest				0	0
Benefit (expense) from interest and penalties				$ 0	$ 0	$ 0
Scenario, Plan [Member]
Related Party Transaction [Line Items]
U.S. federal statutory rate			21.00%